Right of use assets - (Details 3) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 8,588,649	₨ 5,703,330
Less than one year
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	587,695	585,790
One to five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	1,304,681	1,343,804
More than five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 6,696,273	₨ 3,773,736